Reserve	6 Months Ended
Jun. 30, 2024
Reserve [Abstract]
RESERVE

NOTE 14 – RESERVE

As of June 30, 2024 and December 31, 2023, reserve was €1,444,757 and €1,411,846, respectively, and was comprised of legal reserves, share-based payment reserve and other reserves.

Legal Reserve

In accordance with the capital company law, companies must allocate an amount equal to 10% of the profit for the year to the legal reserve until it reaches 20% of the share capital. The legal reserve may only be used to increase the share capital. Except for the above purpose and as long as it does not exceed 20% of the share capital, the legal reserve can only be used to offset losses, provided there are no other reserves available sufficient for this purpose. As of June 30, 2024 and December 31, 2023, it was partially constituted after the aforementioned capital increase. As of June 30, 2024 and December 31, 2023, legal reserve was €500,857.

Share-Based Payment Reserve

During the six months ended June 30, 2024, the Company recognized share-based payment reserve of €32,911 from the grant of 1,780,330 RSUs on April 5, 2024 with a vesting date of January 1, 2027. (See Note 13)

Other Reserve

The Company maintains unrestricted reserve for undistributed profits from previous years. As of June 30, 2024 and December 31, 2023, the other reserves were €910,989.